Related party transactions (Tables)	6 Months Ended
Jun. 30, 2015
Schedule of Related Party Transactions [Table Text Block]
Demand note due from owner

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2015	2014
Demand note due from owner	$142,089	$143,241

The Partnership lent $140 million to Höegh LNG from the net proceeds of the IPO on August 12, 2014. The note is repayable on demand or the Partnership can utilize the note as part of the purchase consideration in the event all or a portion of Höegh LNG’s interests in an FSRU are purchased by the Partnership. The note bears interest at a rate of 5.88% per annum. The balances in the table above include outstanding principal and accrued interest of $2,069 and $3,241 as of June 30, 2015 and December 31, 2014, respectively.

Refer to note 8 for advances to joint ventures.

Amounts, loans and promissory note due to owners and affiliates

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2015	2015
Amounts due to owners and affiliates	$2,290	$6,019

Amounts due to owners and affiliates principally relate to short term funding and trade payables of operating activities as of June 30, 2015 and December 31, 2014, respectively.

Loans and promissory notes due to owners and affiliates consist of the following:

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2015	2014
Loans and promissory notes due to owners and affiliates	$301	$467

Hoegh LNG and Subsidiaries [Member]
Schedule of Related Party Transactions [Table Text Block]
Amounts included in the consolidated and combined carve-out statements of income for the three and six months ended June 30, 2015, and 2014 or capitalized in the consolidated and combined carve-out balance sheets as of June 30, 2015 and December 31, 2014 are as follows:

	Three months ended		Six months ended
Statement of income:	June 30,		June 30,
(in thousands of U.S. dollars)	2015	2014	2015	2014
Operating expenses
Vessel operating expenses (1)	$(1,224)	(1,145)	(2,484)	$(1,145)
Hours and overhead (2)	(357)	(707)	(674)	(1,379)
Allocated administrative expenses (3)	—	(1,078)	—	(4,043)
Construction contract expense: supervision cost (4)	—	(282)	—	(594)
Construction contract expense: capitalized interest (5)	—	(89)	—	(690)
Financial (income) expense
Interest income from joint ventures and demand note (6)	2,425	435	4,852	901
Interest expense and commitment fees to Höegh LNG (7)	(301)	(245)	(599)	(326)
Total	$543	$(3,111)	1,095	$(7,276)

	As of
Balance sheet	June 30,	December 31,
(in thousands of U.S. dollars)	2015	2014
Newbuilding
Newbuilding supervision cost (4)	$—	$1,228
Interest expense capitalized from Höegh LNG (5)	—	1,464
Total	$—	$2,692

1)	Vessel operating expenses: A subsidiary of Höegh LNG provides ship management of vessels, including crews and the provision of all other services and supplies.
2)
Hours and overhead: Subsidiaries of Höegh LNG provide management, accounting, bookkeeping and administrative support. These services are charges based upon the actual hours incurred for each individual as registered in the time-write system based on a rate which includes a provision for overhead and any associated travel expenses. Subsequent to the closing of the IPO, this includes services under administrative service agreements.

3)
Allocated administrative expenses: Until the closing of the IPO on August 12, 2014, administrative expenses of Höegh LNG that could not be attributed to a specific vessel or project based upon the time-write system were allocated to the consolidated and combined carve-out income statement based on the number of vessels, newbuildings and certain business development projects of Höegh LNG. For the period from January 1, 2014 to August 12, 2014, the allocated expenses also include cost incurred in preparation for the IPO.

4)
Supervision cost: Höegh LNG Fleet Management AS managed the newbuilding process including site supervision including manning for the services and direct accommodation and travel cost. Manning costs are based upon actual hours incurred. Such costs, excluding overhead charges, were capitalized as part of the cost of the newbuilding and included in the construction contract expense for the Mooring.

5)
Interest expense capitalized from Höegh LNG and affiliates: As described under 7) below, Höegh LNG and its affiliates provided funding for the PGN FSRU Lampung and the Mooring (a component of the construction contract expense), which qualify under US GAAP as capitalized interest for the construction in progress.

6)
Interest income from joint ventures and demand note: The Partnership and its joint venture partners have provided subordinated financing to the joint ventures as shareholder loans. Interest income for the Partnership’s shareholder loans to the joint ventures is recorded as interest income. In the consolidated and combined carve-out statements of cash flows, the interest paid from joint ventures is treated as a return on investment and included in net cash flows from operating activities. Interest income also includes interest on the $140 million demand note due from Höegh LNG. Refer to “Demand note due from owner” below.

7)
Interest expense and commitment fees to  Höegh LNG and affiliates: Höegh LNG and its affiliates provided loans and promissory notes and intercompany funding for the construction of the PGN FSRU Lampung, and the construction contract expense of the Mooring. Subsequent to the closing of the IPO, commitment fees are due on the $85 million revolving credit facility. Refer to “Amounts, loans and promissory notes due to owners and affiliates” below. Refer to 5) above which describes the interest expense, which was capitalized.